Convertible Promissory Notes (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	July 31, 2017	January 31, 2017

12% convertible note payable issued December 2016, due December 2017	$-	$33,467
12% convertible note payable issued February 2017, due February 2018	81,506	—
12% convertible note payable issued April 2017, due January 2018	51,824	—
8% convertible note payable issued June 2017, due June 2018	53,701	—
12% convertible note payable issued July 2017, due April 2018	50,066	—
	237,097	33,467
Less debt discount	(9,396)	(2,646)
Less current portion of convertible notes	(227,701)	(30,821)
Long-term convertible notes payable	$—	$—

Following is a summary of convertible promissory notes:

	January 31, 2017	January 31, 2016

12% convertible note payable issued August 2013, due in August 2016	$-	$62,160
12% convertible note payable issued November 2015, due November 2017	-	55,000
12% convertible note payable issued December 2015, due September 2016	-	50,542
10% convertible note payable issued December 2016, due December 2017	33,467	-
	33,467	167,702
Less debt discount	(2,646)	(8,470)
Less current portion of convertible notes	(30,821)	(108,670)
Long-term convertible notes payable	$-	$50,562